Share option plan (Details 2) (USD $)	12 Months Ended
Dec. 31, 2012
Number of shares, Unvested options outstanding beginning of year	2,129,943
Number of shares, Options granted	3,673,762
Number of shares, Options vested	(1,885,366)
Number of shares, Options forfeited	(950,852)
Number of shares, Unvested options outstanding end of year	2,967,487
Weighted average exercise price, Unvested options outstanding beginning of year (in dollars per share)	0.47
Weighted average exercise price, Options granted (in dollars per share)	0.17
Weighted average exercise price, Options vested (in dollars per share)	0.35
Weighted average exercise price, Options forfeited (in dollars per share)	0.30
Weighted average exercise price, Unvested options outstanding end of year (in dollars per share)	0.21
Weighted average exercise price, Weighted average grant date fair value of unvested options, end of year (in dollars per share)	$ 0.08